Growth Stock Portfolio Investment Objectives and Goals - Growth Stock Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Growth Stock Portfolio – Summary
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Portfolio is long-term growth of capital.
Objective, Secondary [Text Block]	Current income is a secondary objective.